Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2013